Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2017
Share-based Payment Transactions
SHARE-BASED PAYMENT TRANSACTIONS
NOTE 16:-	SHARE-BASED PAYMENT TRANSACTIONS

a.	The expense recognized in the financial statements:

The expense recognized in the Company’s financial statements for services received from employees and other service providers is shown in the following table:

	Year ended December 31,
	2017	2016	2015
	USD in thousands

Expense arising from equity-settled share-based payment transactions	$862	$301	$138

1.	The share-based payment transactions that the Company granted to its employees and consultants are described below. During 2015, the Company’s Board adopted the 2015 Employees Share Option Plan (the “Plan” or “2015 ESOP”). Under the Plan, the Company may grant its employees and other service providers share options of the Company. The Board reserved originally 5,000,000 shares which may be granted under the Plan, and on August 29, 2017 have reserved additional 26,000,000 shares for the purposes of that Plan, out of which the total of 8,280,475 are still available for grant.

2.	During 2015, an expense of $1,005 was recognized in respect of the License Agreement with Dekel under other expenses. See additional information in Note 14c.

3.	Further to the description in Note 20d(2), and following the completion of the Company’s IPO [see note 15e(2)], the unvested share options granted to the Company’s former Chief Executive Officer (“CEO”) on February 16, 2016, were fully vested. The total expenses recognized in respect of these share options were approximately $41,000, $80,000 and $13,000 during the year 2017, 2016 and 2015, respectively.

4.	Further to the description in Note 20d(3), as per the Company’s former CEO employment terms, all installments of his share options [not including the share options mentioned in note 16a(2)] that have not vested yet, continued to vest until the end of his notice, by October 4, 2017. The total expenses recognized in respect to these share options were approximately $4,000 during 2017 and $46,000 for the period stated on the dates of commencement of the CEO’s other grants up until December 31, 2016. From the other hand, the expenses, in the amount of approximately $10,000, which were recognized in respect to the share options installments that have not vested until that date, were forfeited.

5.	On August 29, 2017 the Company granted 413,750 ADSs options (equal to 16,550,000 share options) under the 2015 ESOP to directors (and former directors), officers, employees and consultants, some of which were approved at the November 1, 2018, general meeting of the Company’s shareholders. An expense of approximately $595,000 was recognized in respect to these share options during 2017.

On December 11, 2017, the Company granted 49,000 ADSs options (equal to 1,960,000 share options) under the 2015 ESOP to employees and consultants. An expense of approximately $87,000 was recognized in respect to these share options during 2017.

The fair values of the ADSs options, which were approved on August and November, were $4.01 and $3.46 per ADS option, respectively. One grantee’s grant was valued at $3.24 per ADS option, due to a higher exercised price of $7.1 instead of $5.6 like all other grantees.

The fair value of the ADSs options, which were approved on December was $3.81 per ADS option. One grantee’s grant (a consultant of the Company) was valued at $3.45 per ADS option, due to a different expiration date. The exercised price is %5.6.

The fair value for ADS options granted during 2017 was estimated using the Black-Scholes option pricing model with the following assumptions:

	August	November	December

Dividend yield (%)	0%	0%	0%
Expected volatility (%)	76.52	77.01	73.12-76.16
Risk-free interest rate (%)	1.83	2.1%	2.16-2.23
Expected life of share options (years)	6	6	5-6

6.	Further to the description in Note 20d(5), as per the Company’s former CFO Separation Agreement, the unvested share options granted were fully vested. An expense of approximately $164,000 was recognized [as part of the expense abovementioned in note 16a(5)] in respect to these share options during 2017.

7.	The remaining recognized expenses for the year ended December 31, 2017, in the total amount of approximately $145,000 are due to grants of share options to directors (and former directors), officers, employees and consultants from prior years.

b.	Movement during the year:

1.	The following table lists the number of share options or ADS options (see Note 15a), the weighted average exercise prices of share options or ADS options and changes in directors (and former directors), officers, employees and consultants share options or ADS options during the current and previous year:

	Number of share options	Weighted average exercise price	Number of ADS options	Weighted average exercise price
		USD		USD
2017:

Share/ADS options outstanding at the beginning of the year	4,365,279	$0.22	109,132	$ 8. 84
Share/ADS options granted during the year	18,510,000	0.17	462,750	6.73
Share/ADS options exercised during the year	-	-	-	-
Share/ADS options forfeited or expired during the year	(155,754)	0.26	(3,894)	10.33

Share/ADS options outstanding at the end of the year	22,719,525	0.17	567,988	6.72

Share/ADS options exercisable at the end of the year	7,602,026	$0.19	190,051	$7.46

2016:

Share/ADS options outstanding at the beginning of the year	1,337,153	$1.04	33,429	$41.61
Share/ADS options granted during the year	3,390,000	0.24	84,750	9.78
Share/ADS options exercised during the year	(8,333)	0.13	(208)	5.2
Share/ADS options forfeited or expired during the year	(353,541)	3.53	(8,839)	141.27

Share/ADS options outstanding at the end of the year	4,365,279	0.22	109,132	8.84

Share/ADS options exercisable at the end of the year	1,664,933	$0.22	41,623	$8.63

2.	The weighted average fair value of the share options and ADS options granted in 2017 was $0.09 and $3.51, respectively (2016 - $0.17 of the share options and $6.86 of the ADSs.

3.	The weighted average remaining contractual life of the share options outstanding was 5.28 years and 8.74 years as of December 31, 2017 and 2016, respectively.

4.	The range of exercise prices of share options outstanding at the end of the year was $0.03 - $3.46 as of December 31, 2017 and $0.03 - $3.12 as of December 31, 2016. The range of exercise prices of ADS options outstanding at the end of the year was $1.2 - $138.4 as of December 31, 2017 and $1.2 - $124.8 as of December 31, 2016.